Revenues by Segment - Schedule of Revenue Disaggregated of Revenue Recognition (Details) - Transferred over Time [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales of Crude Oil [Member]
Timing of revenue recognition:
Revenue recognition	$ 182,574	$ 169,472	$ 252,070
Sales of Oil-Based Product [Member]
Timing of revenue recognition:
Revenue recognition	$ 125,173	$ 145,444	$ 37,096